Share-based payments (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Statement [Line Items]
Liability related to deferred share unit plan	$ 6,623	$ 3,933
Liability related to restricted share unit plan	$ 19,409	$ 11,052
Restricted share units vested, but unreleased and unpaid	587,633
Stock option plan [Member]
Statement [Line Items]
Description of stock option plan, number of options authorized	Under the amended Plan, the Group may grant to employees, officers, directors or consultants of the Group or its affiliates options to purchase up to a maximum of 13 million common shares of the Group. Options granted under the amended Plan have a maximum term of five years and become exercisable as follows: the first 33 1/3% are exercisable after one year, the next 33 1/3% are exercisable after two years, and the last 33 1/3% are exercisable after three years.
Stock option plan, prior to May 2008 amendment [Member]
Statement [Line Items]
Description of stock option plan, number of options authorized	Prior to the May 2008 amendment, the Plan approved in June 2005 allowed the Group to grant options up to 10% (to a maximum of 8 million issued outstanding options) of the issued and outstanding common shares of the Group to employees, officers, and directors of the Group for a maximum term of ten years. Of the common shares covered by the stock option plan, the first 33 1/3% were exercisable immediately, the next 33 1/3% were exercisable after one year, and the last 33 1/3% were exercisable after two years.